Note 16 - Financial instruments (Detail) - Foreign Exchange Rates	Nov. 30, 2012 CAD	Nov. 30, 2011 CAD	Nov. 30, 2012 Canada [Member] Cash [Member] USD ($)	Nov. 30, 2011 Canada [Member] Cash [Member] USD ($)	Nov. 30, 2012 Canada [Member] Investment Tax Credits [Member] USD ($)	Nov. 30, 2011 Canada [Member] Investment Tax Credits [Member] USD ($)	Nov. 30, 2012 Canada [Member] Accounts Payable [Member] USD ($)	Nov. 30, 2011 Canada [Member] Accounts Payable [Member] USD ($)	Nov. 30, 2012 Canada [Member] Accrued Liabilities [Member] USD ($)	Nov. 30, 2011 Canada [Member] Accrued Liabilities [Member] USD ($)	Nov. 30, 2012 Canada [Member] Employee Cost Payable [Member] USD ($)	Nov. 30, 2011 Canada [Member] Employee Cost Payable [Member] USD ($)	Nov. 30, 2012 Canada [Member] Capital Lease [Member] USD ($)	Nov. 30, 2011 Canada [Member] Capital Lease [Member] USD ($)	Nov. 30, 2012 Canada [Member] Due to Related Party [Member] USD ($)	Nov. 30, 2011 Canada [Member] Due to Related Party [Member] USD ($)	Nov. 30, 2012 Canada [Member] USD ($)	Nov. 30, 2011 Canada [Member] USD ($)	Nov. 30, 2012 Cash [Member] CAD	Nov. 30, 2011 Cash [Member] CAD	Nov. 30, 2012 Investment Tax Credits [Member] CAD	Nov. 30, 2011 Investment Tax Credits [Member] CAD	Nov. 30, 2012 Accounts Payable [Member] CAD	Nov. 30, 2011 Accounts Payable [Member] CAD	Nov. 30, 2012 Accrued Liabilities [Member] CAD	Nov. 30, 2011 Accrued Liabilities [Member] CAD	Nov. 30, 2012 Employee Cost Payable [Member] CAD	Nov. 30, 2011 Employee Cost Payable [Member] CAD	Nov. 30, 2012 Capital Lease [Member] CAD	Nov. 30, 2011 Capital Lease [Member] CAD	Nov. 30, 2012 Due to Related Party [Member] CAD	Nov. 30, 2011 Due to Related Party [Member] CAD
FX rates used to translate to U.S.																	0.9936	1.0203
Assets
Assets subject to foreign currency translation (in Dollars)	550,923	919,260	$ 247,397	$ 580,958	$ 300,000	$ 356,963											$ 547,397	$ 937,921	248,991	569,399	301,932	349,861
Assets subject to foreign currency translation	550,923	919,260	247,397	580,958	300,000	356,963											547,397	937,921	248,991	569,399	301,932	349,861
Liabilities
Liabilities subject to foreign currency translation (in Dollars)	1,419,712	1,770,097					284,727	390,190	106,621	334,493	189,383	264,588	51,194	44,263	778,701	772,496	1,410,626	1,806,030					286,561	382,427	107,308	327,838	190,603	259,324	51,524	43,382	783,716	757,126
Liabilities subject to foreign currency translation	1,419,712	1,770,097					284,727	390,190	106,621	334,493	189,383	264,588	51,194	44,263	778,701	772,496	1,410,626	1,806,030					286,561	382,427	107,308	327,838	190,603	259,324	51,524	43,382	783,716	757,126
Net exposure (in Dollars)	(868,789)	(850,837)															(863,229)	(868,109)
Net exposure	(868,789)	(850,837)															$ (863,229)	$ (868,109)